Exhibit 99.1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Cantor Commercial Real Estate Lending, L.P.

CCRE Commercial Mortgage Securities, L.P. (together, the “Company”)

Goldman, Sachs & Co.

Cantor Fitzgerald & Co.

(collectively, the “Specified Parties”)

Re:	GSCCRE Commercial Mortgage Trust 2015-HULA – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to the mortgage loan and the related mortgaged property which we were informed is intended to be included as collateral in the offering of the GSCCRE Commercial Mortgage Trust 2015-HULA, Commercial Mortgage Pass-Through Certificates, Series 2015-HULA. This agreed-upon procedures engagement was conducted in acco rdance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
•	The term “rounding” means that amounts and percentages were within $1.00 and 0.1%, respectively.
•	The phrase “Data File” means the electronic data file provided to us by the Company on September 30, 2015 containing information with respect to 1 mortgage loan (“Mortgage Loan”) and the related 1 mortgaged property (“Mortgaged Property”).
•	The phrase “Cut-off Date” means the closing date in October 2015, as provided by the Company.
•	The phrase “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The phrase “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The phrase “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

GSCCRE Commercial Mortgage Trust 2015-HULA

September 30, 2015

•	The phrase “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology or value and described in Attachment C.

The Company is responsible for the information contained in the Data File.

We were instructed by the Company to perform the following agreed-upon procedures on the Mortgage Loan and related Mortgaged Property in the Data File.

A.	For the Mortgage Loan and related Mortgaged Property in the Data File, we compared the Compared Attributes in the Data File to the corresponding information set forth the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions, we recomputed the Recomputed Attributes for the Mortgage Loan and related Mortgaged Property listed in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not conduct an audit, examination or review, the objectives of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Property, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and

GSCCRE Commercial Mortgage Trust 2015-HULA

September 30, 2015

conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of Cantor Commercial Real Estate Lending, L.P., CCRE Commercial Mortgage Securities, L.P., Goldman, Sachs & Co. and Cantor Fitzgerald & Co. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

September 30, 2015

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Control Number	Provided by the Company
Loan Number	Provided by the Company
Loan / Property Flag	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Number of Properties	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Originator	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Originator Entity Type	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Mortgage Loan Seller	Provided by the Company
Property Name	Provided by the Company
Address	Appraisal/Engineering Report
City	Appraisal/Engineering Report
State	Appraisal/Engineering Report
County	Appraisal/Engineering Report
Zip Code	Appraisal/Engineering Report
General Property Type	Appraisal
Detailed Property Type	Appraisal
Year Built	Appraisal/Engineering Report/Capital Expenditure File
Year Renovated	Appraisal/Engineering Report/Capital Expenditure File
Units, Pads, Rooms, Sq Ft	Company Underwritten Cash Flow Statement
Unit Description	Company Underwritten Cash Flow Statement
Original Balance ($)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Pari Passu Split (Y/N)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Administrative Fee Rate (%)	Provided by the Company
Margin	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Mortgage Loan Index	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Assumed LIBOR	Provided by the Company
Float Rate Change Frequency (Mos)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
LIBOR Floor	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
LIBOR Strike Cap	Interest Rate Cape Agreement
Libor Cap After Extension	Loan Agreement/Promissory Note/Deed of Trust/Mortgage

A-1

Attribute	Source Document
Libor Cap Expiration	Interest Rate Cap Agreement
Libor Cap Counterparty	Interest Rate Cap Agreement
Libor cap Counterparty rating (S&P / MIS / FITCH)	Bloomberg Rating Support
LIBOR Rounding Methodology	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
LIBOR Lookback Days	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Extension Options (Yes/No)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Extension Options (num/mos)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Extension Spread Increase Description	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Year 1 Extension Fee	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Year 2 Extension Fee	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Year 3 Extension Fee	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Year 4 Extension Fee	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Year 5 Extension Fee	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Fully Extended Maturity Date	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Fully Extended Amortization Term	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Interest Accrual Method	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Interest Accrual Period	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Origination Date	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
First Due Date	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Last IO Due Date	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
First P&I Due Date	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Due Date	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Grace Period- Late Fee	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Grace Period- Default	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Amortization Type	Loan Agreement/Promissory Note/Deed of Trust/Mortgage

A-2

Attribute	Source Document
Original Interest-Only Period (Mos.)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Original Term To Maturity (Mos.)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Original Amortization Term (Mos.)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Maturity Date	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Lockbox	Loan Agreement/Cash Management Agreement
Cash Management	Loan Agreement/Cash Management Agreement
Cash Management Triggers	Loan Agreement/Cash Management Agreement
DSCR at Trigger Level	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Cross-Collateralized (Y/N)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Crossed Group	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Lockout Period	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Lockout Expiration Date	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Prepayment Begin Date	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Prepayment End Date	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Open Period Begin Date	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Open Period (Payments)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Prepayment Type	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Prepayment Provision	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Partially Prepayable without Penalty	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Partially Prepayable without Penalty Description	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Partial Collateral Release Description	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Yield Maintenance Index	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Yield Maintenance Discount	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Yield Maintenance Margin	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Yield Maintenance Calculation Method	Loan Agreement/Promissory Note/Deed of Trust/Mortgage

A-3

Attribute	Source Document
Day of Month Prepayment Permitted	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Due on Sale	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Due on Encumbrance	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
B Note Original Amount	Loan Agreement/Promissory Note/Deed of Trust/Mortgage/Co-Lender Agreement
B Note Margin	Loan Agreement/Promissory Note/Deed of Trust/Mortgage/Co-Lender Agreement
C Note Original Amount	Loan Agreement/Promissory Note/Deed of Trust/Mortgage/Co-Lender Agreement
C Note Margin	Loan Agreement/Promissory Note/Deed of Trust/Mortgage/Co-Lender Agreement
Whole Loan Original Balance	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Whole Loan Margin	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Future Debt Allowed?	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Mortgage Assumable?	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Assumption Fee	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Appraiser Designation	Appraisal
Appraisal FIRREA (Y/N)	Appraisal
Appraisal Date	Appraisal
Appraised Value ($)	Appraisal
As Stabilized Appraisal Date	Appraisal
As Stabilized Appraised Value ($)	Appraisal
Occupancy (%)	Company Underwritten Cash Flow Statement
Occupancy Date	Company Underwritten Cash Flow Statement
2008 Occupancy	Company Underwritten Cash Flow Statement
2009 Occupancy	Company Underwritten Cash Flow Statement
2010 Occupancy	Company Underwritten Cash Flow Statement
2011 Occupancy	Company Underwritten Cash Flow Statement
2012 Occupancy	Company Underwritten Cash Flow Statement
2013 Occupancy	Company Underwritten Cash Flow Statement
2014 Occupancy	Company Underwritten Cash Flow Statement
2015 TTM Occupancy Occupancy	Company Underwritten Cash Flow Statement
2015 Sponsor Projected Occupancy	Company Underwritten Cash Flow Statement
2016 Sponsor Projected Occupancy	Company Underwritten Cash Flow Statement
2008 Average Daily Room Rate	Company Underwritten Cash Flow Statement
2009 Average Daily Room Rate	Company Underwritten Cash Flow Statement

A-4

Attribute	Source Document
2010 Average Daily Room Rate	Company Underwritten Cash Flow Statement
2011 Average Daily Room Rate	Company Underwritten Cash Flow Statement
2012 Average Daily Room Rate	Company Underwritten Cash Flow Statement
2013 Average Daily Room Rate	Company Underwritten Cash Flow Statement
2014 Average Daily Room Rate	Company Underwritten Cash Flow Statement
2015 TTM Average Daily Room Rate	Company Underwritten Cash Flow Statement
2015 Sponsor Projected Average Daily Room Rate	Company Underwritten Cash Flow Statement
2016 Sponsor Projected Average Daily Room Rate	Company Underwritten Cash Flow Statement
2008 RevPAR	Company Underwritten Cash Flow Statement
2009 RevPAR	Company Underwritten Cash Flow Statement
2010 RevPAR	Company Underwritten Cash Flow Statement
2011 RevPAR	Company Underwritten Cash Flow Statement
2012 RevPAR	Company Underwritten Cash Flow Statement
2013 RevPAR	Company Underwritten Cash Flow Statement
2014 RevPAR	Company Underwritten Cash Flow Statement
TTM 2015 RevPAR	Company Underwritten Cash Flow Statement
2015 Sponsor Projected RevPAR	Company Underwritten Cash Flow Statement
2016 Sponsor Projected RevPAR	Company Underwritten Cash Flow Statement
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Environmental Report
Environmental Phase II	Environmental Report
Environmental Phase II Report Date	Environmental Report
PML or SEL (%)	Engineering Report
Seismic Report Date	Engineering Report/Seismic Report
Earthquake Insurance Required	Insurance Certificate/Insurance Review
Terrorism Insurance Required	Insurance Certificate/Insurance Review
Environmental Insurance Required (Y/N)	Insurance Certificate/Insurance Review
Blanket Insurance Policy (Yes/No)	Insurance Certificate/Insurance Review
Lien Position	Proforma Title Policy/Title Policy
Ownership Interest	Proforma Title Policy/Title Policy
Condominium Present?	Proforma Title Policy/Title Policy
Ground Lease Y/N	Proforma Title Policy/Title Policy
Annual Ground Lease Payment ($) TTM as of 6/30/2015	Proforma Title Policy/Title Policy/Ground Lease
Ground Lease Expiration Date	Proforma Title Policy/Title Policy/Ground Lease
Ground Lease Extension (Y/N)	Proforma Title Policy/Title Policy/Ground Lease
# of Ground Lease Extension Options	Proforma Title Policy/Title Policy/Ground Lease
Ground Lease Expiration Date after all Extensions	Proforma Title Policy/Title Policy/Ground Lease
2011 NOI Date	Company Underwritten Cash Flow Statement
2011 Hotel NOI	Company Underwritten Cash Flow Statement
2011 Hotel NCF	Company Underwritten Cash Flow Statement

A-5

Attribute	Source Document
2011 Club / Resort NCF	Company Underwritten Cash Flow Statement
2011 Total NOI	Company Underwritten Cash Flow Statement
2011 Total NCF	Company Underwritten Cash Flow Statement
2012 NOI Date	Company Underwritten Cash Flow Statement
2012 Hotel NOI	Company Underwritten Cash Flow Statement
2012 Hotel NCF	Company Underwritten Cash Flow Statement
2012 Club / Resort NCF	Company Underwritten Cash Flow Statement
2012 Total NOI	Company Underwritten Cash Flow Statement
2012 Total NCF	Company Underwritten Cash Flow Statement
2013 NOI Date	Company Underwritten Cash Flow Statement
2013 Hotel NOI	Company Underwritten Cash Flow Statement
2013 Hotel NCF	Company Underwritten Cash Flow Statement
2013 Club / Resort NCF	Company Underwritten Cash Flow Statement
2013 Total NOI	Company Underwritten Cash Flow Statement
2013 Total NCF	Company Underwritten Cash Flow Statement
2014 EGI Date	Company Underwritten Cash Flow Statement
2014 Hotel EGI	Company Underwritten Cash Flow Statement
2014 Hotel Expenses	Company Underwritten Cash Flow Statement
2014 Hotel NOI	Company Underwritten Cash Flow Statement
2014 Hotel NCF	Company Underwritten Cash Flow Statement
2014 Club / Resort NCF	Company Underwritten Cash Flow Statement
2014 Total NOI	Company Underwritten Cash Flow Statement
2014 Total NCF	Company Underwritten Cash Flow Statement
Most Recent Date (if past 2014)	Company Underwritten Cash Flow Statement
Most Recent # of months	Company Underwritten Cash Flow Statement
Most Recent Description	Company Underwritten Cash Flow Statement
Most Recent Hotel EGI (if past 2014) ($)	Company Underwritten Cash Flow Statement
Most Recent Hotel Expenses (if past 2014) ($)	Company Underwritten Cash Flow Statement
Most Recent Hotel NOI (if past 2014) ($)	Company Underwritten Cash Flow Statement
Most Recent Hotel NCF (if past 2014) ($)	Company Underwritten Cash Flow Statement
Most Recent Club / Resort NCF (if past 2014) ($)	Company Underwritten Cash Flow Statement
Most Recent Total NOI (if past 2014) ($)	Company Underwritten Cash Flow Statement
Most Recent Total NCF (if past 2014) ($)	Company Underwritten Cash Flow Statement
Underwritten Hotel EGI ($)	Company Underwritten Cash Flow Statement
Underwritten Hotel Expenses ($)	Company Underwritten Cash Flow Statement
Underwritten Hotel Net Operating Income ($)	Company Underwritten Cash Flow Statement
Underwritten Hotel Replacement / FF&E Reserve ($)	Company Underwritten Cash Flow Statement
Underwritten Hotel TI / LC ($)	Company Underwritten Cash Flow Statement
Underwritten Hotel Other Reserve	Company Underwritten Cash Flow Statement
Underwritten Hotel Net Cash Flow ($)	Company Underwritten Cash Flow Statement

A-6

Attribute	Source Document
Underwritten Club / Resort Net Cash Flow ($)	Company Underwritten Cash Flow Statement
Underwritten Total Net Operating Income ($)	Company Underwritten Cash Flow Statement
Underwritten Total Net Cash Flow ($)	Company Underwritten Cash Flow Statement
Upfront RE Tax Reserve ($)	Closing Statement/Loan Agreement
Ongoing RE Tax Reserve ($)	Closing Statement/Loan Agreement
Upfront Insurance Reserve ($)	Closing Statement/Loan Agreement
Ongoing Insurance Reserve ($)	Closing Statement/Loan Agreement
Upfront Replacement Reserve ($)	Closing Statement/Loan Agreement
Ongoing Replacement Reserve ($)	Closing Statement/Loan Agreement
Replacement Reserve Caps ($)	Closing Statement/Loan Agreement
Upfront TI/LC Reserve ($)	Closing Statement/Loan Agreement
Ongoing TI/LC Reserve ($)	Closing Statement/Loan Agreement
TI/LC Caps ($)	Closing Statement/Loan Agreement
Upfront Debt Service Reserve ($)	Closing Statement/Loan Agreement
Ongoing Debt Service Reserve ($)	Closing Statement/Loan Agreement
Upfront Deferred Maintenance Reserve ($)	Closing Statement/Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Closing Statement/Loan Agreement
Upfront Environmental Reserve ($)	Closing Statement/Loan Agreement
Ongoing Environmental Reserve ($)	Closing Statement/Loan Agreement
Upfront Other Reserve ($)	Closing Statement/Loan Agreement
Ongoing Other Reserve ($)	Closing Statement/Loan Agreement
Other Reserve Description	Closing Statement/Loan Agreement
Letter of Credit?	Loan Agreement/Letter of Credit
Letter of Credit Balance	Loan Agreement/Letter of Credit
Letter of Credit Description	Loan Agreement/Letter of Credit
Release Provisions (Y/N)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Loan Purpose	Closing Statement/Loan Agreement
Borrower Name	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Tenant In Common (Yes/No)?	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Sponsor	Loan Agreement/Guaranty
Carve-out Guarantor	Loan Agreement/Guaranty
Recourse	Loan Agreement/Guaranty
Single Purpose Borrower (Y/N)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Property Manager	Management Agreement
Hotel Franchise Flag	Franchise Agreement
Franchise Agreement Expiration	Franchise Agreement
Exit Fee	Loan Agreement/Promissory Note/Deed of Trust/Mortgage

A-7

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Loan Per Unit ($)	Cut-off Date Balance ($) divided by Units, Pads, Rooms, Sq Ft
Whole Loan Loan Per Unit	Whole Loan Cut-Off Date Balance divided by Units, Pads, Rooms, Sq Ft
Cut-off Date Balance ($)	Recomputed using the Original Balance ($), Trust Annual Debt Service, Margin, Assumed LIBOR, First Due Date, Original Interest-Only Period (Mos.), and Seasoning. We are assuming all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
Allocated Cut-off Date Loan Amount ($)	Recomputed using the Original Balance ($), Trust Annual Debt Service, Margin, Assumed LIBOR First Due Date, Original Interest-Only Period (Mos.), and Seasoning. We are assuming all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
% of Initial Pool Balance	Cut-off Balance divided by the aggregate Cut-off Balance of all Mortgage Loans
Mortgage Loan Rate (%)	The sum of the Margin and the Assumed LIBOR
Trust Interest Rate (At LIBOR Cap)	The sum of the Margin and the LIBOR Strike Cap
Trust DSCR at LIBOR cap	Recomputed using the Underwritten Total Net Cash Flow ($), Original Balance and Trust Interest Rate (At LIBOR Cap)
Fully Extended Original Term	Recomputed using the Original Term To Maturity (Mos.) and Extension Options (num/mos)
Fully Extended Remaining Term	Fully Extended Original Term minus Seasoning
Trust Monthly Payment	Recomputed by the following formula: Original Balance ($) multiplied by the Mortgage Loan Rate (%) multiplied by the number of days in the month (Actual/360) divided by 12 for the number of months
Trust Annual Debt Service	Recomputed by the following formula: Original Balance ($) multiplied by the Mortgage Loan Rate (%) multiplied by the number of days in the month (Actual/360)
Remaining Interest-Only Period (Mos.)	Original Interest-Only Period (Mos.) minus Seasoning
Remaining Term To Maturity (Mos.)	Original Term To Maturity (Mos.) minus Seasoning
Remaining Amortization Term (Mos.)	Original Amortization Term (Mos.) minus Seasoning
Seasoning	Number of payments between and including the First Due Date and the Cut-off Date.
Balloon Balance ($)	Recomputed using the Original Balance ($), Trust Annual Debt Service, Mortgage Loan Rate (%), First Due Date, Original Interest-Only Period (mos.), Seasoning and Maturity Date. We are assuming all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.

.

B-1

Attribute	Calculation Methodology
B Note Cut-Off Date Balance	Recomputed using the Original Balance ($), B Note Original Amount, B Note Annual Payment, B Note Margin, Assumed LIBOR, First Due Date, Original Interest-Only Period (Mos.), and Seasoning. We are assuming all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
B Note Balloon Balance	Recomputed using the B Note Original Amount, B Note Annual Payment, Mortgage Loan Rate (%), First Due Date, Original Interest-Only Period, Seasoning and Maturity Date. We are assuming all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
B Note Interest Rate	The sum of the B Note Margin and the Assumed LIBOR
B Note Annual Payment	Recomputed by the following formula: B Note Original Amount ($) multiplied by the B Note Interest Rate multiplied by the number of days in the month (Actual/360)
C Note Cut-Off Date Balance	Recomputed using the Original Balance ($), C Note Original Amount, C Note Annual Payment, C Note Margin, Assumed LIBOR, First Due Date, Original Interest-Only Period (Mos.), and Seasoning. We are assuming all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
C Note Balloon Balance	Recomputed using the C Note Original Amount, C Note Annual Payment, Mortgage Loan Rate (%), First Due Date, Original Interest-Only Period, Seasoning and Maturity Date. We are assuming all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
C Note Interest Rate	The sum of the C Note Margin and the Assumed LIBOR
C Note Annual Payment	Recomputed by the following formula: C Note Original Amount ($) multiplied by the C Note Interest Rate multiplied by the number of days in the month (Actual/360)
Whole Loan Cut-Off Date Balance	Recomputed using the Whole Loan Original Balance, Trust Annual Debt Service, Whole Loan Interest Rate, First Due Date, Original Interest-Only Period (Mos.), and Seasoning. We are assuming all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
Whole Loan Balloon Balance	Recomputed using the Whole Loan Original Balance, Whole Loan Monthly Debt Service, Whole Loan Interest Rate, First Due Date, Original Interest-Only Period, Seasoning and Maturity Date. We are assuming all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.

B-2

Attribute	Calculation Methodology
Whole Loan Interest Rate	Calculated by using the weighted average of the Mortgage Loan Interest Rate (%), B Note Interest Rate and C Note Interest Rate weighted by the Original Balance, the B Note Original Amount and the C Note Original Amount, respectively.
Whole Loan Annual Payment	Recomputed by the following formula: Whole Loan Original Balance ($) multiplied by the Whole Loan Interest Rate multiplied by the number of days in the month (Actual/360)
Whole Loan Monthly Debt Service	Recomputed by the following formula: Whole Loan Original Balance ($) multiplied by the Whole Loan Interest Rate multiplied by the number of days in the month (Actual/360) divided by 12 for the number of months
Whole Loan LTV	Whole Loan Cut-Off Date Balance divided by Appraised Value ($)
Maturity Whole Loan LTV	Whole Loan Balloon Balance divided by Appraised Value ($)
Whole Loan NOI DSCR	Underwritten Total Net Operating Income ($) divided by Underwritten Total Net Operating Income ($)
Whole Loan NCF DSCR	Underwritten Total Net Cash Flow ($) divided by Whole Loan Annual Payment
Whole Loan NOI Debt Yield	Underwritten Total Net Operating Income ($) divided by the Whole Loan Cut-Off Date Balance
Whole Loan NCF Debt Yield	Underwritten Total Net Cash Flow ($) divided by the Whole Loan Cut-Off Date Balance
Whole Loan NOI DSCR at LIBOR Cap	Recomputed using the Underwritten Total Net Operating Income ($), Whole Loan Original Balance, Whole Loan Interest Rate, LIBOR Strike Cap
Whole Loan NCF DSCR at LIBOR Cap	Recomputed using the Underwritten Total Net Cash Flow ($),Whole Loan Original Balance, Whole Loan Interest Rate, LIBOR Strike Cap
Cut-off Date LTV Ratio (%)	Cut-off Date Balance ($) divided by Appraised Value ($)
LTV Ratio at Maturity (%)	Balloon Balance ($) divided by Appraised Value ($)
Trust Underwritten NOI DSCR (x)	Underwritten Total Net Operating Income ($) divided by Trust Annual Debt Service
NOI Debt Yield	Underwritten Total Net Operating Income ($) divided by Cut-off Date Balance ($)
Underwritten NCF DSCR (x)	Underwritten Total Net Cash Flow ($) divided by Trust Annual Debt Service
NCF Debt Yield	Underwritten Total Net Cash Flow ($) divided by Cut-off Date Balance ($)

B-3

ATTACHMENT C

 INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by Company,” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1